Property, Plant and Equipment	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

6. Property, Plant and Equipment

The details of property and equipment are as follows:

	As of June 30, 2023	As of December 31, 2022
	(Unaudited)	(Unaudited)
Office equipment, furniture and fixtures	$375,262	$363,167
Less: accumulated depreciation and amortization	76,572	22,284
Office equipment, furniture and fixtures, net	$298,690	$340,883

During the six months ended June 30, 2023 and 2022, the Company recorded depreciation charges of approximately $54,000 and $55,000, respectively.

The details of motor vehicle are as follows:

	As of June 30, 2023	As of December 31, 2022
	(Unaudited)	(Unaudited)
Motor vehicle	$190,787	$98,632
Less: accumulated depreciation	99,717	84,542
Motor vehicle, net	$91,070	$14,090

During the six months ended June 30, 2023, and 2022, the Company recorded depreciation charges of approximately $15,000 and $21,000 respectively.

The details of computer software costs are as follows:

	As of June 30, 2023	As of December 31, 2022
	(Unaudited)	(Unaudited)
Computer software	$517,655	$80,155
Less: accumulated amortization	48,255	41,038
Computer software costs, net	$469,400	$39,117

During the six months ended June 30, 2023, and 2022, the Company recorded amortization charges related to computer software of approximately $7,000 and $13,000 respectively.